                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2000
                                               -----------------------

Check Here if Amendment /X/; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Greenville Capital Management, Inc.
                 -----------------------------------
   Address:      100 S. Rockland Falls Rd
                 -----------------------------------
                 P.O. Box 220
                 -----------------------------------
                 Rockland, DE  19732
                 -----------------------------------

Form 13F File Number: 28-3476
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Elizabeth B. Kirker
         -------------------------------
Title:   Operations Manager
         -------------------------------
Phone:   302.429.9799
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Elizabeth Kirker               Rockland, DE        10/23/00
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
        [Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                   N/A
                                                           --------------------

Form 13F Information Table Entry Total:                                      59
                                                           --------------------

Form 13F Information Table Value Total:                   $         383,710,372
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28-
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]

                               GREENVILLE CAPITAL
                                   MANAGEMENT
                                   13F REPORT
                        QUARTER ENDING SEPTEMBER 30, 2000

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COMMON STOCK                           CLASS            CUSIP              VALUE           QUANTITY     DISCRETION
---------------------------------------------------------------------------------------------------------------------
4 Front Technologies, Inc              Common         351042106          8,379,072          460,705          X
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ATMI                                   Common         00207R101          5,734,472          245,325          X
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Aeroflex                               Common         007768104          8,524,084          175,302          X
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American Software A                    Common          29683109           37,744            12,200           X
---------------------------------------------------------------------------------------------------------------------
Anixter International, Inc             Common         035290105          7,258,678          249,225          X
---------------------------------------------------------------------------------------------------------------------
Applica, Inc.                          Common         03815A106          2,501,297          404,250          X
---------------------------------------------------------------------------------------------------------------------
Artesyn Technologies, Inc.             Common         043127109          8,639,116          296,622          X
---------------------------------------------------------------------------------------------------------------------
Atmel Inc                              Common          49513104          6,817,061          448,860          X
---------------------------------------------------------------------------------------------------------------------
Avocent Corporation                    Common         053893103          9,863,241          178,925          X
---------------------------------------------------------------------------------------------------------------------
C.R. Bard Inc.                         Common         067383109          8,733,624          206,713          X
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Bell Microproducts                     Common         078137106          5,271,094          168,675          X
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Benchmark Electronics                  Common         08160H101         10,115,300          194,525          X
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Blue Rhino                             Common         095811105           23,250             6,000           X
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Brooktrout, Inc.                       Common         114580103          6,738,189          204,575          X
---------------------------------------------------------------------------------------------------------------------
Commscope, Inc.                        Common         203372107          6,031,900          246,200          X
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Concord Camera                         Common         206156101          7,257,000          283,200          X
---------------------------------------------------------------------------------------------------------------------
Convergys Corp                         Common         212485106         12,899,114          331,810          X
---------------------------------------------------------------------------------------------------------------------
Cost Plus, Inc.                        Common         221485105          8,810,704          292,471          X
---------------------------------------------------------------------------------------------------------------------
ESS Technology, Inc                    Common         269151106          4,727,419          330,300          X
---------------------------------------------------------------------------------------------------------------------
Elantec Semiconductor, Inc             Common         284155108         13,103,178          131,525          X
---------------------------------------------------------------------------------------------------------------------
Encore Wire                            Common         292562105           61,987             8,700           X
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Epitope, Inc.                          Common         294261102          7,118,283          539,775          X
---------------------------------------------------------------------------------------------------------------------
FMC Corp New                           Common         302491303            6,706              100            X
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Flextronics International              Common         Y2573F102         17,830,980          217,120          X
---------------------------------------------------------------------------------------------------------------------
Flooring America (Formerly Maxim)      Common         339756108            1,303             3,475           X
---------------------------------------------------------------------------------------------------------------------
Hal Kinion & Associates                Common         406069104          9,018,242          317,125          X
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Heidrick & Struggles Intl              Common         422819102         11,330,756          220,550          X
---------------------------------------------------------------------------------------------------------------------
Impath                                 Common         45255G101         16,156,844          255,950          X
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Insight Enterprises                    Common         45765U103          4,026,596          147,765          X
---------------------------------------------------------------------------------------------------------------------
Jabil Circuit                          Common         466313103          9,746,812          171,750          X
---------------------------------------------------------------------------------------------------------------------
Jack In The Box, Inc                   Common         463367109          8,236,802          384,224          X
---------------------------------------------------------------------------------------------------------------------
Kenneth Cole Productions               Common         193294105          6,570,102          186,056          X
---------------------------------------------------------------------------------------------------------------------
Lattice Semiconductor                  Common         518415104          6,659,625          123,900          X
---------------------------------------------------------------------------------------------------------------------
Manufactures Services                  Common         565005105           249,969           21,050           X
---------------------------------------------------------------------------------------------------------------------
McNaughton Apparel Group               Common         582524104          6,032,141          368,375          X
---------------------------------------------------------------------------------------------------------------------
Mettler Toledo International Inc.      Common         592688105          9,021,804          205,041          X
---------------------------------------------------------------------------------------------------------------------
Microsemi                              Common         595137100          6,965,437          182,700          X
---------------------------------------------------------------------------------------------------------------------
Mobile Mini                            Common         60740F105          7,297,675          379,100          X
---------------------------------------------------------------------------------------------------------------------
Network Associates                     Common         640938106          7,625,191          337,025          X
---------------------------------------------------------------------------------------------------------------------
New Horizons Worldwide                 Common         645526104           110,700            9,225           X
---------------------------------------------------------------------------------------------------------------------
OSCA, Inc.                             Common         687836106          4,447,187          267,500          X
---------------------------------------------------------------------------------------------------------------------
Parlex, Inc.                           Common         701630105          3,022,656          182,500          X
---------------------------------------------------------------------------------------------------------------------
Planar Systems, Inc                    Common         726900103          8,112,584          435,575          X
---------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc                  Common         72813P100          7,802,452          660,525          X
---------------------------------------------------------------------------------------------------------------------
Point Of Sale, Ltd                     Common         M7945W108          7,471,853          300,376          X
---------------------------------------------------------------------------------------------------------------------
Priority Healthcare                    Common         74264T102          9,222,437          120,950          X
---------------------------------------------------------------------------------------------------------------------
Progress Software                      Common         743312100          5,294,334          388,575          X
---------------------------------------------------------------------------------------------------------------------
Prosoft Training.com                   Common         7434T1101          3,888,469          272,875          X
---------------------------------------------------------------------------------------------------------------------


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QRS Corp                               Common         74726X105          3,194,003          212,050          X
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Remedytemp Inc.                        Common         759549108          1,626,081          86,150           X
---------------------------------------------------------------------------------------------------------------------
Rent-Way                               Common         76009U104          5,557,896          182,976          X
---------------------------------------------------------------------------------------------------------------------
SPX Corp.                              Common         784635104          5,466,723          38,515           X
---------------------------------------------------------------------------------------------------------------------
Spinnaker Exploration Co.              Common         84855W109          8,989,903          257,775          X
---------------------------------------------------------------------------------------------------------------------
Tegal Corporation                      Common         879008100          1,699,059          503,425          X
---------------------------------------------------------------------------------------------------------------------
Tidel Technologies                     Common         886368109          3,212,583          463,075          X
---------------------------------------------------------------------------------------------------------------------
Transwitch Corp                        Common         894065101         23,859,904          374,273          X
---------------------------------------------------------------------------------------------------------------------
USINTERNETWORKING                      Common         917311805            1,001              150            X
---------------------------------------------------------------------------------------------------------------------
Ultimate Software Group                Common         90385D107          2,961,887          331,400          X
---------------------------------------------------------------------------------------------------------------------
Viasource Communications               Common         92553W107          2,345,868          393,025          X
---------------------------------------------------------------------------------------------------------------------
                      59                                                383,710,372
---------------------------------------------------------------------------------------------------------------------
